Revenue - Deferred revenue balances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred revenue from contracts with customers
Upfront franchise fees	¥ 319,537	¥ 303,216
Advances from sales of hotel supplies and other products	92,144	111,633
Loyalty program	36,877	48,691
Others	32,279	38,104
Deferred revenue	480,837	501,644
Recognized revenues which were included in deferred revenue	¥ 170,768	¥ 160,633	¥ 143,570